Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 347,916.53
Previously Paid Amount	0.00
Total Fee Amount	48.05
Total Offset Amount	0.00
Net Fee	$ 48.05